Operating segments - additional information - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	100.00%	10000.00%	10000.00%
Consolidated sales revenue	$ 43,165	$ 40,522	$ 40,030
China [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	51.30%	4460.00%	4420.00%
Consolidated sales revenue	$ 22,135	$ 18,061	$ 17,706
Asia (excluding China and Japan) [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	10.60%	1150.00%	1280.00%
Consolidated sales revenue	$ 4,558	$ 4,665	$ 5,108
United States of America [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	14.20%	1560.00%	1430.00%
Consolidated sales revenue	$ 6,125	$ 6,337	$ 5,705
Sales revenue adjustment by destination		$ (59)	$ (11)
Japan [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	8.90%	960.00%	1170.00%
Consolidated sales revenue	$ 3,855	$ 3,873	$ 4,701
Europe (excluding UK) [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	6.00%	930.00%	780.00%
Consolidated sales revenue	$ 2,610	$ 3,788	$ 3,140
Sales revenue adjustment by destination		$ 82	$ 125
Canada [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	3.30%	330.00%	280.00%
Consolidated sales revenue	$ 1,478	$ 1,330	$ 1,114
Sales revenue adjustment by destination		$ 10	$ 3
Australia [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	1.70%	180.00%	180.00%
Consolidated sales revenue	$ 737	$ 720	$ 710
UK [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	0.60%	70.00%	80.00%
Consolidated sales revenue	$ 248	$ 264	$ 325
Sales revenue adjustment by destination		$ (122)	$ (124)
Other countries [Member]
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	3.40%	360.00%	380.00%
Consolidated sales revenue	$ 1,419	$ 1,484	$ 1,521
Sales revenue adjustment by destination		$ 9	$ 7